ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued payroll and related costs	$ 30,829	$ 27,150
Accrued vacation	11,694	9,817
Deferred revenue	2,939	3,527
Advanced payment from a customer	0	4,783
Commitment to purchase shares from directors and officers	0	1,518
Accrued VAT differences	719	0
Other	4,182	4,020
Total accrued expenses and other liabilities	$ 50,363	$ 50,815